Share Capital (Tables)	12 Months Ended
Jun. 30, 2019
Share capital, reserves and other equity interest [Abstract]
Disclosure of Shares for Business Combinations, Asset Acquisitions and Strategic Investments
The Company issued the following shares for business combinations, asset acquisitions and investment in associates:

	Note	Number of shares issued	Share capital
		#	$
Year ended June 30, 2019
Acquisition of MedReleaf	10(a)(i)	370,120,238	2,568,634
Acquisition of Anandia	10(a)(ii)	12,716,482	78,588
Acquisition of Agropro and Borela	10(a)(iii)	440,858	3,641
Acquisition of ICC Labs	10(a)(iv)	31,904,668	255,237
Acquisition of Whistler	10(a)(v)	13,667,933	132,852
Acquisition of immaterial acquisitions	10(a)(vi)	268,508	2,101
Acquisition of intangible asset	12	1,366,371	9,841
Investment in EnWave	4(m)	840,576	10,000
		431,325,634	3,060,894

Year ended June 30, 2018
Acquisition of BCNL and UCI		89,107	248
Acquisition of CanniMed		72,746,846	798,784
Acquisition of H2		4,789,273	15,283
Investment in Capcium		1,144,481	10,770
		78,769,707	825,085

Disclosure of Summary of Warrants Outstanding
A summary of warrants outstanding is as follows:

	Warrants	Weighted average exercise price
	#	$
Balance, June 30, 2017	22,987,750	2.32
Issued	27,355,709	3.91
Exercised	(43,200,881)	3.08
Balance, June 30, 2018	7,142,578	3.81
Issued	18,895,520	9.23
Exercised	(2,252,224)	5.30
Balance, June 30, 2019	23,785,874	7.98

Disclosure of Range of Exercise Prices of Outstanding Warrants
The following table summarizes the warrants that remain outstanding as at June 30, 2019:

Exercise Price ($)	Expiry Date	Warrants (#)
3.00 - 6.94	November 22, 2019 to November 2, 2020	7,884,406
9.37 - 9.65	January 31, 2020 - August 9, 2023	15,901,468
		23,785,874

Disclosure of Number and Weighted Average Exercise Prices of Compensation Options
A summary of the status of the compensation options outstanding is as follows:

	Note	Compensation options	Weighted average exercise price
		#	$
Balance, June 30, 2017		1,865,249	2.25
Exercised		(1,865,249)	2.25
Balance, June 30, 2018		—	—
Issued	10(a)(iv)	3,609	4.63
Exercised		(3,609)	4.63
Balance, June 30, 2019		—	—